Financial instruments - Disclosure of contractual obligations (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 1,649,876	$ 4,459,481
Contractual obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	2,350,000
Accounts payable and accrued liabilities	1,649,876
Lease obligations	558,755
Total contractual obligations	4,558,631
Contractual obligations [Member] | Within 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	150,000
Accounts payable and accrued liabilities	1,649,876
Lease obligations	197,367
Total contractual obligations	1,997,243
Contractual obligations [Member] | 1 to 3 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	400,000
Accounts payable and accrued liabilities	0
Lease obligations	355,430
Total contractual obligations	755,430
Contractual obligations [Member] | 3 to 5 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	500,000
Accounts payable and accrued liabilities	0
Lease obligations	5,958
Total contractual obligations	505,958
Contractual obligations [Member] | 5 years and beyond [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	1,300,000
Accounts payable and accrued liabilities	0
Lease obligations	0
Total contractual obligations	$ 1,300,000